Deposits (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Deposits, by Type [Line Items]
Deposits outstanding by type
Deposits outstanding at December 31, 2020 and 2019 are summarized below by account type.

	December 31, 2020			December 31, 2019
	Balance	Weighted Rate	Interest Rate Range	Balance	Weighted Rate	Interest Rate Range
Checking Accounts	$372,070,032	0.05%	0.00-1.49%	$260,135,924	0.11%	0.00-1.98%
Money Market Accounts	291,067,575	0.16%	0.00-0.20%	230,693,518	0.72%	0.00-1.48%
Savings Accounts	74,433,571	0.14%	0.00-0.50%	51,124,806	0.16%	0.00-1.00%
Total	$737,571,178	0.10%	0.00-1.49%	$541,954,248	0.36%	0.00-1.98%
Certificate Accounts:
0.00 – 0.99%	$122,711,943			$28,599,107
1.00 – 1.99%	46,619,682			122,164,536
2.00 – 2.99%	11,193,432			78,689,591
Total	$180,525,057	0.77%	0.10-2.96%	$229,453,234	1.71%	0.45-2.96%
Total Deposits	$918,096,235	0.23%	0.00-2.96%	$771,407,482	0.76%	0.00-2.96%

Amounts and scheduled maturities of all certificates of deposit
The amounts and scheduled maturities of all certificates of deposit were as follows at December 31, 2020 and 2019:

	December 31,
	2020	2019
Within 1 Year	$128,758,122	$149,481,000
After 1 Year, Within 2 Years	27,550,051	42,689,147
After 2 Years, Within 3 Years	10,555,458	18,737,910
After 3 Years, Within 4 Years	10,847,730	3,272,862
After 4 Years, Within 5 Years	2,813,696	15,272,315
Total Certificates of Deposits	$180,525,057	$229,453,234